DEBT (Details - Schedule of Notes Payable - Related Parties) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
2023		$ 23,515
Total minimum equipment financing payments	$ 11,757	23,515
Less: interest	(191)	(664)
Total equipment financing at March 31, 2023	11,566	22,851
Less: current portion of equipment financing	(11,566)	(22,851)	$ (80,335)
Long term portion of equipment financing			$ 22,851
2023	$ 11,757